Investment Objectives and Goals - PACE Alternative Strategies Investments	Jul. 16, 2024
Multi-Class Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Alternative Strategies Investments
Class P Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Alternative Strategies Investments
Class P2 Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Alternative Strategies Investments